ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	11. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31,	December 31,
	2022	2021
Trade payables	$64,600	$38,740
Accrued liabilities	33,225	22,033
	$97,825	$60,773